Leases (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2027	Jun. 30, 2027	Sep. 30, 2023	Jun. 30, 2023	Jun. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Leases [Line Items]
Rent payment			$ 11,000	$ 800	$ 12,600			$ 18,204		$ 18,204
Expiration date								Nov. 30, 2029		Nov. 30, 2029
Right-of-use assets operating						$ 715,603		$ 715,603		$ 835,488	$ 296,437
Lease liability - operating						175,420		175,420		204,051	222,717
Lease liability, net of current portion - operating						540,183		540,183		631,437	73,720
Lease expense						$ 74,039	$ 33,678	$ 280,581	$ 196,805	$ 334,767	$ 283,325
Weighted-average remaining lease term						3 years 7 months 20 days		3 years 7 months 20 days		4 years 3 months 18 days	1 year 2 months 4 days
Weighted-average discount rate						6.98%		6.98%		7.26%	4.37%
Lease Agreements [Member]
Leases [Line Items]
Rent payment								$ 14,960		$ 14,960
Office [Member] | Forecast [Member]
Leases [Line Items]
Rent payment		$ 897
Apartment Space Leases [Member] | Forecast [Member]
Leases [Line Items]
Rent payment	$ 1,987
China [Member]
Leases [Line Items]
Rent payment										$ 1,000
Previously Reported [Member]
Leases [Line Items]
Weighted-average remaining lease term										4 years 2 months 19 days